Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Other financial liabilities at fair value through profit or loss	£ 1,434	£ 1,713
Deposits by customers	193,088	179,006
Deposits by banks	20,973	14,359
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue	43,679	50,171
Subordinated liabilities	2,556	3,528
Lease liabilities	100	138
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	1,988	1,773
Other financial liabilities at fair value through profit or loss	1,437	1,796
Deposits by customers	193,193	179,220
Deposits by banks	21,106	14,528
Repurchase agreements - non trading	15,850	18,308
Debt securities in issue	44,991	52,691
Subordinated liabilities	4,061	5,870
Lease liabilities	112	157
Financial liabilities	282,738	274,343
Off-balance sheet commitments given	43,170	41,608
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	0	9
Other financial liabilities at fair value through profit or loss	0	1
Deposits by customers	179,499	162,774
Deposits by banks	2,426	2,717
Repurchase agreements - non trading	0	6
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Financial liabilities	181,925	165,507
Off-balance sheet commitments given	21,055	20,171
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	320	250
Other financial liabilities at fair value through profit or loss	1	6
Deposits by customers	4,251	3,851
Deposits by banks	1,894	487
Repurchase agreements - non trading	15,350	15,878
Debt securities in issue	5,759	7,211
Subordinated liabilities	30	239
Lease liabilities	0	0
Financial liabilities	27,605	27,922
Off-balance sheet commitments given	4,493	2,927
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	134	294
Other financial liabilities at fair value through profit or loss	107	203
Deposits by customers	5,994	7,931
Deposits by banks	2,535	4,765
Repurchase agreements - non trading	500	1,578
Debt securities in issue	11,042	9,815
Subordinated liabilities	92	131
Lease liabilities	18	46
Financial liabilities	20,422	24,763
Off-balance sheet commitments given	4,983	5,742
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	584	424
Other financial liabilities at fair value through profit or loss	570	617
Deposits by customers	2,767	3,563
Deposits by banks	14,044	6,339
Repurchase agreements - non trading	0	846
Debt securities in issue	19,269	24,676
Subordinated liabilities	1,221	1,539
Lease liabilities	57	59
Financial liabilities	38,512	38,063
Off-balance sheet commitments given	11,493	11,490
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	950	796
Other financial liabilities at fair value through profit or loss	759	969
Deposits by customers	682	1,101
Deposits by banks	207	220
Repurchase agreements - non trading	0	0
Debt securities in issue	8,921	10,989
Subordinated liabilities	2,718	3,961
Lease liabilities	37	52
Financial liabilities	14,274	18,088
Off-balance sheet commitments given	£ 1,146	£ 1,277